CAPITAL AND RESERVES (Details 5) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Capital and Reserves
Beginning balance	$ 28,758,000	$ 28,758	$ 29,661
Loss on translation of foreign subsidiaries		9,299	(903)
Ending Balance		$ 38,057	$ 28,758